RELATED PARTY BALANCES AND TRANSACTIONS - (Details) ¥ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties		$ 3,062,797		$ 212,805
Amounts due to related parties		603,883		1,711,028
Rental expense to related parties		0		218,212	$ 335,249
Revenue from related parties		17,485,226		10,078,276	541,758
Proceeds from Related Party Debt		5,685,971		6,024,096	0
Due to Related Parties, Noncurrent		5,685,971		0
Debt Instrument, Face Amount						$ 7,600,000	¥ 50
Service Fee [Member]
Related Party Transaction [Line Items]
Rental expense to related parties		164,215		169,741	0
Hong Kong Sunward Fishery Restaurant Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		0	[1]	1,414
Revenue from related parties		471,129	[2]	460,132	0
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		110,753	[3]	54,953
Amounts due to related parties		0	[1]	7,811
Revenue from related parties		60,536	[2]	82,155	38,179
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		32,823	[3]	22,129
Amounts due to related parties		0	[1]	11,271
Revenue from related parties				26,149	32,726
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		32,266	[3]	12,018
Amounts due to related parties		0	[1]	8,426
Revenue from related parties		15,063	[2]	15,692	17,573
Ningbo Yinzhou Sunward Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[3]	984
Amounts due to related parties		1,649	[1]	0
Revenue from related parties		0	[2]	56,722	58,560
Zhejiang Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenue from related parties	[2]	118,413
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		261,399	[3]	0
Amounts due to related parties		0	[1]	905,260
Revenue from related parties		8,571,389	[2]	2,296,225	393,147
WM Ming Hotel [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		89,938	[1]	3,306
Revenue from related parties		11,737	[2]	37,631	1,573
WM Ming Hotel Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[3]	6,613
Shanghai MIN Hongshi Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[3]	23,797
Amounts due to related parties		3,483	[1]	0
Shanghai Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		154,276	[3]	71,031
Amounts due to related parties		0	[1]	69,935
Revenue from related parties		189,617	[2]	160,701	0
Shanghai Putuo Sunward Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		24,974	[3]	6,235
Revenue from related parties		45,468	[2]	21,631	0
Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		59,610	[3]	14,437
CCLG [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]	17,467		608
CCLG [Member] | Service Fee [Member]
Related Party Transaction [Line Items]
Rental expense to related parties	[4]	164,215		169,741	0
Zhejiang Sunward Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		1,589,780	[3]	0
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties		51,484	[2]	296,727	0
Shanghai Congshao Dessert Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		373,704	[3]	0
Amounts due to related parties		0	[1]	361,356
Revenue from related parties		357,017	[2]	172,521	0
Tianjin Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		3,036	[3]	0
Amounts due to related parties		0	[1]	134,703
Revenue from related parties		28,345	[2]	676	0
Shenzhen Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		1,517	[3]	0
Amounts due to related parties		0	[1]	92,369
Revenue from related parties		5,135	[2]	865	0
Wuhan Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		210	[3]	0
Amounts due to related parties		0	[1]	91,845
Revenue from related parties		620	[2]	0	0
Chung So Si Fong Dessert Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		84,054	[1]	23,332
Revenue from related parties		1,391,080	[2]	388,618	0
Xiao Nan Guo Holdings Limited [Member]
Related Party Transaction [Line Items]
Revenue from related parties		6,108,606	[2]	6,056,439	0
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties		0	[2]	5,392	0
Xiao Nan Guo Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Rental expense to related parties		0	[5]	218,212	335,249
Proceeds from Related Party Debt		0	[6]	6,024,096	0
Shanghai Zhongxiao Brand Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		113,018	[3]	0
Shanghai Zhonghengkuaijian Brand Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		136,392	[3]	0
Shenzhen Bangrun Commercial factoring Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		117,615	[3]	0
Shanghai Zhongyou Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		32,309	[3]	0
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		1,648	[3]	0
Ms. Zhu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		385,123	[1]	0
Proceeds from Related Party Debt		5,685,971	[7]	0	0
Due to Related Parties, Noncurrent		$ 5,685,971	[8]	0
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Maturity Date		Jul. 01, 2019
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 38,424	[1]	0
Cong Shao Macao Star Dessert Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		1,212	[1]	0
Revenue from related parties		58,159	[2]	0	0
Ningbo Jiangbei Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenue from related parties		$ 1,428	[2]	$ 0	$ 0

[1]	The amounts represent the payables due to related parties relating to online direct sales and online platform services.
[2]	The amounts represent the revenue generated from the Group’s online direct sales.
[3]	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.
[4]	The amount represents the logistics fee charged by the related party for the Group’s online direct sales.
[5]	The amount represents the rental expense paid for the Group’s office.
[6]	The amount represent the interest-free loan borrowed by the Group from related party, which has been repaid by the Group in 2016.
[7]	The amount represents the interest-bearing loan borrowed from Ms. Zhu with interest rate of 6.0% p.a. and maturity date on July 1, 2019.
[8]	The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu, with interest rate of 6.0% p.a. and maturity date on July 1, 2019.